Condensed Financial Information Of Information Of Registrant (Parent Company Only) - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Aug. 04, 2018	Feb. 03, 2018	Jul. 29, 2017	Jan. 28, 2017
ASSETS
Contingently redeemable common stock, par value $0.01; 1,043 and 1,456 shares issued and outstanding:		$ 10,438	$ 8,955	$ 8,145
STOCKHOLDERS' DEFICIT
Common stock, par value $0.01; 305,000 shares authorized; 87,073 shares issued and outstanding	$ 1,362	871	871	871
Additional paid-incapital	731,324	2,883	4,399	6,397
Accumulated deficit	(1,033,851)	(1,036,012)	(1,124,290)	(356,760)
Total liabilities and stockholders' deficit	$ 3,220,856	3,273,856	$ 3,209,085	3,232,219
Parent Company [Member]
ASSETS
Investment in subsidiaries		(1,019,419)		(339,066)
Contingently redeemable common stock, par value $0.01; 1,043 and 1,456 shares issued and outstanding:		10,438		8,145
STOCKHOLDERS' DEFICIT
Common stock, par value $0.01; 305,000 shares authorized; 87,073 shares issued and outstanding		871		871
Additional paid-incapital		4,537		7,931
Accumulated deficit		(1,035,265)		(356,013)
Total liabilities and stockholders' deficit		$ (1,019,419)		$ (339,066)